TRADE ACCOUNTS RECEIVABLE (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	$ (18,994)
Reversal of impairment (Impairment) of trade accounts receivable	(2,617)	$ 15,453
Balance, end of fiscal year	(13,704)	(18,994)
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	(18,994)	(7,184)
Reversal of impairment (Impairment) of trade accounts receivable	2,617	(15,453)
Write-off of trade accounts receivable	2,673	3,643
Balance, end of fiscal year	$ (13,704)	$ (18,994)